Prepayments and Other Assets, Net	6 Months Ended
Dec. 31, 2024
Prepayments and Other Assets, Net [Abstract]
PREPAYMENTS AND OTHER ASSETS, NET

Note 3 — PREPAYMENTS AND OTHER ASSETS, NET

Prepayments and other current assets consisted of the following:

	As of December 31, 2024	As of June 30, 2024
Advance to crew	$271,913	$267,165
Advance to employee	175,662	211,375
Advance Payment	173,555	—
Other	19,361	76,530
Total	$640,491	$555,070

Prepayments and other non-current assets consisted of the following:

	As of December 31, 2024	As of June 30, 2024
Rental deposit(1)	$500,000	$500,000
Loan security deposit(2)	475,000	475,000
Total	$975,000	$975,000
(1)	Rental deposit represents a deposit of $500,000 paid to the lessor of Top Advancer (see Note 7).
(2)	This is long-term loan security deposit of $475,000, which is expected to be collected at the end of long-term loan agreement (see Note 8).